SHARE-BASED PAYMENTS - Share option plan changes (Details)		12 Months Ended
	Jan. 01, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Share-based payments
Exercised	0
Stock options life		5
On grant date
Share-based payments
Vesting of stock options ( as a percentage)		0.33%
After grant date year one
Share-based payments
Vesting of stock options ( as a percentage)		0.33%
After grant date year two
Share-based payments
Vesting of stock options ( as a percentage)		0.33%
Stock options
Share-based payments
Balance	9,959,927	9,917,336	9,124,005
Granted		2,233,438	2,199,322
Exercised		(2,112,103)	(1,358,491)
Expired, forfeited or cancelled		(78,744)	(47,500)
Balance		9,959,927	9,917,336
Vested (in shares)		7,774,007	7,229,622
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 1.60	$ 1.20	$ 1.23
Granted | $ / shares		2.91	1.08
Exercised | $ / shares		1.15	1.16
Expired, forfeited or cancelled | $ / shares		1.17	1.48
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares		1.60	1.20
Vested, end of year | $ / shares		$ 1.39	$ 1.22
Stock options life		5	5